RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2013
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

6.   RECLAMATION PROVISION AND OTHER LIABILITIES

Reclamation provision and other liabilities consist of the following:

	As at December 31,

	2013	2012

Reclamation provision (note 6(a))	$150,849	$101,753

Long-term portion of capital lease obligations (note 13(a))	11,843	12,108

Pension benefits (note 6(b))	15,278	13,734

Other	266	140

Total	$178,236	$127,735

  (a)
  Reclamation provision

    Agnico Eagle's reclamation provision includes both asset retirement obligations and environmental remediation liabilities. Reclamation provision estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

    The following table reconciles the beginning and ending carrying amounts of the Company's asset retirement obligations:

	2013	2012

Asset retirement obligations – long-term, beginning of year	$89,720	$86,386

Asset retirement obligations – current, beginning of year	4,630	–

Current year additions and changes in estimate, net	44,898	1,495

Current year accretion	4,624	5,068

Liabilities settled	(853)	(254)

Foreign exchange revaluation	(3,678)	1,655

Reclassification from long-term to current, end of year	(1,029)	(4,630)

Asset retirement obligations – long-term, end of year	$138,312	$89,720

    Due to the suspension of mining operations on the Goldex Extension Zone ("GEZ") at the Goldex mine on October 19, 2011 (see note 17 for details), Agnico Eagle recognized an environmental remediation liability. The following table reconciles the beginning and ending carrying amounts of the Goldex mine's environmental remediation liability:

	2013	2012

Environmental remediation liability – long-term, beginning of year	$12,033	$19,057

Environmental remediation liability – current, beginning of year	12,186	26,069

Current year additions and changes in estimate, net	1,005	(36)

Liabilities settled	(9,045)	(21,450)

Foreign exchange revaluation	(1,219)	579

Reclassification from long-term to current, end of year	(2,423)	(12,186)

Environmental remediation liability – long-term, end of year	$12,537	$12,033

  (b)
  Pension benefits

    Agnico Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations performed as of July 1, 2013, projected to December 31, 2013 and covering the period through June 30, 2014.

    The components of Agnico Eagle's net pension benefits expense relating to the Executives Plan are as follows:

	Year Ended December 31,

	2013	2012	2011

Service cost – benefits earned during the year	$457	$650	$996

Interest cost on projected benefit obligation	431	489	663

Amortization of net transition asset	164	169	171

Prior service cost	25	26	26

Loss due to settlement	–	2,921	–

Recognized net actuarial loss	379	340	245

Net pension benefits expense	$1,456	$4,595	$2,101

    Assets for the Executives Plan consist of deposits on hand with regulatory authorities that are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for the Executives Plan at December 31, 2013 was $9.6 million (December 31, 2012 – $9.7 million).

    The funded status of the Executives Plan for 2013 and 2012 is as follows:

	2013	2012

Reconciliation of the market value of plan assets:

Fair value of plan assets, beginning of year	$2,373	$2,952

Agnico Eagle's contribution	374	839

Benefit payments	(244)	(520)

Settlements	–	(961)

Effect of exchange rate changes	(157)	63

Fair value of plan assets, end of year	2,346	2,373

Reconciliation of projected benefit obligation:

Projected benefit obligation, beginning of year	10,818	14,370

Service cost	456	650

Interest cost	431	489

Net actuarial loss	573	675

Benefit payments	(244)	(520)

Settlements	–	(5,148)

Effect of exchange rate changes	(736)	302

Projected benefit obligation, end of year	11,298	10,818

Deficiency of plan assets compared with projected benefit obligation	$(8,952)	$(8,445)

    The Executives Plan is comprised of the following net amounts recognized in the consolidated balance sheets:

	As at December 31,

	2013	2012

Accrued employee benefit liability	$5,733	$5,008

Accumulated other comprehensive loss:

Transition obligation	159	341

Prior service cost	24	52

Net actuarial loss	3,036	3,044

Net liability	$8,952	$8,445

Assumptions:

Weighted average discount rate – net periodic pension cost	4.00%	4.45%

Weighted average discount rate – projected benefit obligation	4.90%	4.00%

Weighted average rate of compensation increase	3.00%	3.00%

Estimated average remaining service life for the plan (in years)(i)	5.0	6.0

Note:

(i)
Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

    Executives Plan components expected to be recognized in accumulated other comprehensive loss in 2014:

Transition obligation	$159

Prior service cost	24

Net actuarial loss	476

$659

    Estimated benefit payments from the Executives Plan over the next ten years are set out below:

Year ended December 31,:	Estimated Executives Plan Benefit Payments

2014	$109

2015	$107

2016	$105

2017	$103

2018	$102

2019 – 2023	$5,295

    In addition to the Executives Plan, the Company maintains the Basic Plan and the Supplemental Plan. Under the Basic Plan, Agnico Eagle contributes 5% of certain employees' base employment compensation to a defined contribution plan. In 2013, $12.5 million (2012 – $11.9 million; 2011 – $10.7 million) was contributed to the Basic Plan. Effective January 1, 2008, the Company adopted the Supplemental Plan for designated executives at the level of Vice-President or above. The Supplemental Plan is funded by the Company through notional contributions equal to 10% of the designated executive's earnings for the year (including salary and short-term bonus). In 2013, the Company made $1.2 million (2012 – $0.8 million; 2011 – $0.9 million) in notional contributions to the Supplemental Plan. The Supplemental Plan is accounted for as a cash balance plan.